Basis of preparation of financial statements	3 Months Ended
Mar. 31, 2018
Basis of preparation of financial statements
Basis of preparation of financial statements

2.Basis of preparation of financial statements

The interim condensed consolidated financial statements for the three months ended March 31, 2018 were approved and authorized for issuance during the executive board of directors meeting held on June 25, 2018.

The interim condensed consolidated financial statements were prepared in accordance with the IAS 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (IASB).

The Company has adopted, when applicable, all standards and interpretations issued by the IASB, the International Financial Reporting Standards (IFRS) and Interpretations Committee that were in effect on March 31, 2018. The interim condensed consolidated financial statements were prepared using the historical cost basis, except for the valuation of certain financial instruments which are measured at fair value.